Equity	6 Months Ended
Jun. 30, 2019
Equity [Abstract]
Equity

Note 10. Equity

a. Stock-based compensation plans

Stock-based compensation expenses for equity-classified stock options, restricted share units ("RSUs") and performance stock units ("PSUs") were allocated as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
	U.S $ in thousands		U.S $ in thousands
Cost of sales	$541	$442	$895	$829
Research and development, net	1,511	938	2,270	1,680
Selling, general and administrative	4,041	2,898	7,157	5,184
Total stock-based compensation expenses	$6,093	$4,278	$10,322	$7,693

A summary of the Company’s stock option activity for the six months ended June 30, 2019 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2019	2,551,743	$30.82
Exercised	(195,468)	21.75
Forfeited	(176,764)	24.63
Options outstanding as of June 30, 2019	2,179,511	$32.14
Options exercisable as of June 30, 2019	1,570,615	$36.69

During the six-month periods ended June 30, 2019 and 2018, the Company issued 195,468 shares and 20,596 shares, respectively, upon the exercise of stock options. This resulted in an increase in equity of $4.3 million and $0.4 million for the six-month periods ended June 30, 2019 and 2018, respectively.

As of June 30, 2019, the unrecognized compensation cost of $5.6 million related to all unvested, equity-classified stock options is expected to be recognized as an expense over a weighted-average period of 1.6 years.

A summary of the Company’s RSUs and PSUs activity for the six months ended June 30, 2019 is as follows:

		Weighted Average
	Number of RSUs and PSUs	Grant Date Fair Value
Unvested as of January 1, 2019	1,422,887	$20.17
Granted	1,541,482	26.58
Vested	(267,840)	20.43
Forfeited	(163,644)	21.02
Unvested as of June 30, 2019	2,532,885	$23.99

The fair value of RSUs and PSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant.

As of June 30, 2019, the unrecognized compensation cost of $51.3 million related to all unvested, equity-classified RSUs and PSUs is expected to be recognized as expense over a weighted-average period of 3.1 years.

b. Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the six months ended June 30, 2019 and 2018, respectively:

	Six months ended June 30, 2019
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
		U.S. $ in thousands
Balance as of January 1, 2019	$(627)	$(7,126)	$(7,753)

Other comprehensive income (loss) before reclassifications	1,277	(444)	833
Amounts reclassified from accumulated other comprehensive loss	(127)	-	(127)
Other comprehensive income (loss)	1,150	(444)	706
Balance as of June 30, 2019	$523	$(7,570)	$(7,047)

	Six months ended June 31, 2018
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	Hedges	adjustments	Total
		U.S. $ in thousands
Balance as of January 1, 2018	$330	$(7,353)	$(7,023)
Other comprehensive income (loss) before reclassifications	(903)	(1,306)	(2,209)
Amounts reclassified from accumulated other comprehensive loss	34	95	129
Other comprehensive income (loss)	(869)	(1,211)	(2,080)
Balance as of June 30, 2018	$(539)	$(8,564)	$(9,103)